UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/07

Check here if Amendment      [ ];  Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Riley Investment Management LLC
Address: 11100 Santa Monica Blvd., Suite 810
         Los Angeles, CA  90025

Form 13F File Number:  28-12395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gary Suzuki
Title: Authorized Person
Phone: 310 966-1445

Signature, Place, and Date of Signing:


/s/ Gary Suzuki                    Los Angeles, CA                5/11/07
--------------------------    --------------------------    -------------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

FORM 13F FILE                         NUMBER NAME
---------------------                 --------------------
28-

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                          ---------------

Form 13F Information Table Entry Total:   23
                                          ---------------

Form 13F Information Table Value Total:   176,868
                                          ---------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NO.              FORM 13F FILE NUMBER               NAME
----------     -----------------------             ------
               28-

                                                      FORM 13F INFORMATION TABLE

    COLUMN 1          COLUMN 2  COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7              COLUMN 8
 --------------       --------  --------   --------   ---------------------    --------    --------    ---------------------------
                                                                                                            VOTING AUTHORITY
                      TITLE OF              VALUE     SHRS OR    SH/    PUT/   INVESTMENT   OTHER     ----------------------------
 NAME OF ISSUER        CLASS      CUSIP    (X$1000)   PRN AMT    PRN    CALL   DISCRETION  MANAGERS   SOLE       SHARED       NONE
 --------------       --------  --------   --------   --------  -----   ----   --------    --------   ----       ------       ----

ALDILA INC            COM        14384200     2,362     144,371                SOLE                     134,571       9,800
ACR GROUP INC         COM       00087B101     1,016     200,000                SOLE                     186,600      13,400
CENTILLIUM
  COMMUNICATIONS INC  COM       152319109     8,947   4,660,238                SOLE                   3,514,649   1,145,589
DDI CORP              COM       233162502    10,011   1,463,700                SOLE                   1,365,846      97,854
DITECH NETWORKS INC   COM       25500T108     7,240     891,663                SOLE                     832,043      59,620
ESS TECHNOLOGY INC    COM       269151106     1,230     961,176                SOLE                     362,576     598,600
FLIGHT SAFETY
  TECH INC NEV        COM       33942T207     2,057     988,900                SOLE                     922,755      66,145
HORIZON OFFSHORE INC  COM       44043J204     5,601     387,368                SOLE                     347,888      39,480
IOMEGA CORP           COM       462030305    18,950   5,053,199                SOLE                   4,280,515     772,684
INTEGRATED SILICON
 SOLUTION             COM       45812P107    16,376   2,940,061                SOLE                   2,552,216     387,845
ITERIS INC            COM       46564T107     8,055   3,502,121                SOLE                   2,973,113     529,008
KITTY HAWK INC        COM       498326206     6,036   7,185,467                SOLE                   6,712,232     473,235
LCC INTERNATIONAL
  INC                 CL A      501810105    11,954   2,839,415                SOLE                   2,649,586     189,829
MAGNETEK INC          COM       559424106    25,040   4,968,146                SOLE                   4,178,767     789,379
MAIR HOLDINGS INC     COM       560635104     6,769   1,030,180                SOLE                     961,371      68,809
NASDAQ 100 TR         COM       631100954     2,646   1,800,000  SH     PUT    SOLE                   1,679,400     120,600
NETMANAGE INC         COM       641144308     3,762     716,691                SOLE                     668,752      47,939
NATIONAL R V
  HLDGS INC           COM       637277104     2,811   1,271,833                SOLE                   1,186,807      85,026
QUALSTAR CORP         COM       74758R109       778     251,867                SOLE                     235,028      16,839
REGENT COMMUNICATIONS
  INC DE              COM       758865109     8,715   2,706,240                SOLE                   2,525,018     181,222
STRATOS INTERNATIONAL
  INC                 COM       863100202    10,442   1,407,259                SOLE                   1,264,562     142,697
TRANS WORLD ENTMT
  CORP                COM       89336Q100    11,006   1,937,566                SOLE                   1,714,525     223,041
ZILOG INC             COM       989524301     5,064   1,132,793                SOLE                   1,057,036      75,757